Annual Total Returns- JPMorgan SmartRetirement 2060 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2060 Fund - Class A	2017	2018	2019	2020
Total	21.59%	(9.88%)	24.60%	14.96%